CONDENSED STATEMENTS OF CASH FLOWS (UNAUDITED) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Cash flows from operating activities
Net loss	$ (3,742)	$ (1,963)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation	2		[1]
Share-based compensation to employees and directors	367	26
Share-based compensation to service providers	206
Accrued interest and amortization of discount on convertible notes	0	621
Revaluation of derivative warrant liability	0	1,065
Operating lease provided by controlling shareholder	0	16
Change in:
Other current assets	90	11
Trade payables	(663)	13
Other accounts payable	316	(104)
Net cash used in operating activities	(3,424)	(315)
Cash flows from investing activities
Purchase of property and equipment	(16)		[1]
Net cash used in investing activities	(16)		[1]
Cash flows from financing activities
Payment of financing fees in connection with initial public offering	0	(82)
Proceeds from issuance of ordinary shares under Private Investment in Public Equity, net	5,554	0
Net cash provided by (used in) financing activities	5,554	(82)
Change in cash, cash equivalents and restricted cash	2,114	(397)
Cash, cash equivalents and restricted cash at the beginning of the year	15,690	947
Cash, cash equivalents and restricted cash at the end of the period	$ 17,804	$ 550

[1]	Less than $1.